UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL  60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2011

Date of reporting period:  August 31, 2010

Item 1. Schedule of Investments.

Iman Fund
Schedule of Investments
August 31, 2010 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Shares		Value
	COMMON STOCKS - 97.4%
	Air Freight & Logistics - 0.7%
3,300	United Parcel Service, Inc. - Class B	$210,540

	Architectural & Structural Metals Manufacturing - 1.0%
5,500	Lincoln Electric Holdings, Inc.	272,635

	Basic Chemical Manufacturing - 0.4%
8,400	Calgon Carbon Corp. (a)	104,832

	Beverage Manufacturing - 3.5%
10,400	The Coca Cola Co.	581,568
5,300	Coca-Cola Femsa, S.A.B. de C.V. - ADR (b)	397,871
		979,439
	Building Equipment Contractors - 0.3%
4,600	Quanta Services, Inc. (a)	82,524

	Building Material & Supplies Dealers - 0.8%
4,700	Fastenal Co.	212,769

	Clothing Stores - 1.0%
3,300	J. Crew Group, Inc. (a)	100,617
3,000	The TJX Companies, Inc.	119,070
2,500	Urban Outfitters, Inc. (a)	75,800
		295,487
	Commercial & Service Industry Machinery Manufacturing - 0.4%
2,600	CANON INC. - ADR (b)	106,366

	Communications Equipment Manufacturing - 2.5%
12,700	Cisco Systems, Inc. (a)	254,635
6,000	Plantronics, Inc.	163,860
4,500	QUALCOMM, Inc.	172,395
2,500	Research In Motion Ltd. (a)(b)	107,150
		698,040
	Computer & Peripheral Equipment Manufacturing - 5.9%
2,000	Apple Inc. (a)	486,740
14,700	Cray, Inc. (a)	79,233
4,200	Dell Inc. (a)	49,434
4,300	EMC Corp. (a)	78,432
5,700	Hewlett-Packard Co.	219,336
17,500	Intermec Inc. (a)	183,925
1,500	International Business Machines Corp. (IBM)	184,845
4,900	NetApp, Inc. (a)	198,156
7,100	Zebra Technologies Corp. - Class A (a)	203,202
		1,683,303
	Computer Systems Design & Related Services - 2.3%
6,300	Accenture PLC - Class A (b)	230,580
7,100	Infosys Technologies Ltd. - ADR (b)	406,759
		637,339
	Data Processing, Hosting & Related Services - 0.4%
2,900	Automatic Data Processing, Inc.	111,969

	Direct Selling Establishments - 0.3%
3,000	World Fuel Services Corp.	76,620

	Drycleaning & Laundry Services - 0.4%
5,000	Healthcare Services Group, Inc.	103,850

	Electric Lighting Equipment Manufacturing - 0.8%
5,200	Cooper Industries PLC (b)	218,868

	Electrical Equipment & Component Manufacturing - 0.5%
8,600	Corning Inc.	134,848

	Electronic Shopping & Mail-Order Houses - 0.5%
1,200	Amazon.com, Inc. (a)	149,796

	Engine, Turbine & Power Transmission Equipment Manufacturing - 1.1%
8,700	Dresser-Rand Group, Inc. (a)	309,024

	Food Manufacturing - 0.6%
3,500	Nestle S A - ADR (b)	180,425

	Footwear Manufacturing - 0.9%
10,500	Wolverine World Wide, Inc.	265,335

	Freight Transportation Arrangement - 1.3%
1,900	C.H. Robinson Worldwide, Inc.	123,481
4,700	Expeditors International of Washington, Inc.	186,073
700	FedEx Corp.	54,635
		364,189
	Fruit & Vegetable Preserving & Specialty Food Manufacturing - 0.2%
1,200	Lancaster Colony Corp.	54,684

	General Merchandise Stores - 0.3%
1,800	O'Reilly Automotive, Inc. (a)	85,086

	General Purpose Machinery Manufacturing - 0.4%
2,900	Illinois Tool Works Inc.	119,654

	Health & Personal Care Stores - 0.8%
3,400	Express Scripts, Inc. (a)	144,840
1,700	Medco Health Solutions, Inc. (a)	73,916
		218,756
	Health Care Equipment & Supplies - 0.5%
5,100	Mindray Medical International Ltd. - ADR (b)	137,700

	Heavy & Civil Engineering Construction - 1.2%
15,200	Chicago Bridge & Iron Co. N.V. (a)(b)	331,056

	Home Furnishings Stores - 0.4%
2,900	Bed Bath & Beyond, Inc. (a)	104,313

	Industrial Machinery Manufacturing - 0.7%
8,000	ASML Holding N.V. - NY Reg. Shares - ADR (b)	197,840

	Information Services - 1.6%
1,000	Google Inc. (a)	450,020

	Internet & Catalog Retail - 0.2%
3,000	eBay Inc. (a)	69,720

	Land Subdivision - 0.5%
5,400	The St. Joe Co. (a)	130,032

	Medical Equipment & Supplies Manufacturing - 5.3%
3,700	3M Co.	290,635
7,200	Baxter International Inc.	306,432
3,100	Becton, Dickinson & Co.	211,389
2,200	C.R. Bard, Inc.	169,026
30,300	OraSure Technologies, Inc. (a)	102,414
1,900	Smith & Nephew plc - ADR (b)	78,565
7,200	STERIS Corp.	207,144
1,200	Stryker Corp.	51,828
1,500	Varian Medical Systems, Inc. (a)	79,860
		1,497,293

	Metal Ore Mining - 9.0%
4,800	Agnico-Eagle Mines Ltd. (b)	311,856
2,400	BHP Billiton Ltd. - ADR (b)	159,672
2,500	Compania de Minas Buenaventura S.A. - ADR (b)	103,350
18,600	Eldorado Gold Corp. (b)	363,816
11,700	Ivanhoe Mines Ltd. (a)	207,324
8,600	Lihir Gold Ltd. - ADR (b)	342,919
6,100	Randgold Resources Ltd. - ADR (b)	564,189
6,700	Royal Gold, Inc.	328,769
2,100	Southern Copper Corp.	63,504
9,400	Yamana Gold Inc. (b)	95,034
		2,540,433
	Miscellaneous Store Retailers - 1.1%
9,600	PetSmart, Inc.	306,144

	Motor Vehicle Parts Manufacturing - 0.8%
5,100	Lennox International Inc.	216,189

	Navigational, Measuring, Electromedical & Control Instruments Manufacturing - 1.8%
4,100	Cognex Corp.	79,950
5,700	Coherent, Inc. (a)	211,755
5,600	Danaher Corp.	203,448
		495,153
	Nonmetallic Mineral Mining & Quarrying - 2.0%
3,800	Potash Corp. of Saskatchewan Inc. (b)	559,550

	Office Administrative Services - 1.4%
16,100	Paychex, Inc.	400,729

	Oil & Gas Extraction - 5.7%
1,200	EOG Resources, Inc.	104,244
6,300	Helmerich & Payne, Inc.	233,352
14,600	InterOil Corp. (a)(b)	857,750
5,600	Occidental Petroleum Corp.	409,248
		1,604,594

	Other Chemical Product & Preparation Manufacturing - 0.6%
4,900	WD-40 Co.	172,333

	Other Electrical Equipment & Component Manufacturing - 0.5%
9,200	Graftech International Ltd. (a)	129,352

	Other General Purpose Machinery Manufacturing - 2.0%
14,500	Aixtron AG - ADR (b)	357,715
7,000	Graco Inc.	195,370
		553,085
	Other Information Services - 0.9%
18,400	Yahoo! Inc. (a)	240,672

	Other Schools & Instruction - 1.0%
3,000	New Oriental Education & Technology Group, Inc. - ADR (a)(b)	295,770

	Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing - 1.3%
8,300	Sociedad Quimica y Minera De Chile SA - ADR (b)	353,995

	Petroleum & Coal Products Manufacturing - 3.8%
8,600	Chevron Corp.	637,776
4,000	Exxon Mobil Corp.	236,772
3,500	Murphy Oil Corp.	187,460
		1,062,008
	Pharmaceutical & Medicine Manufacturing - 5.5%
4,200	Allergan, Inc.	257,964
11,000	Biovail Corp. (b)	251,570
3,800	Gen-Prob Inc. (a)	171,114
4,800	Johnson & Johnson	273,696
2,600	Merck & Co., Inc.	91,416
2,000	Novartis AG - ADR (b)	104,980
4,700	Novo Nordisk A/S - ADR (b)	402,414
		1,553,154
	Residential Building Construction - 0.2%
13,900	Hill International Inc. (a)	53,237

	Scientific Research & Development Services - 1.9%
1,700	Alexion Pharmaceuticals, Inc. (a)	95,999
2,300	Babcock & Wilcox Co. (a)	51,520
4,400	Celgene Corp. (a)	226,688
16,200	Ironwood Pharmaceuticals, Inc. (a)	150,174
		524,381
	Semiconductor & Other Electronic Component Manufacturing - 7.6%
57,200	ARM Holdings plc - ADR (b)	954,096
9,100	Intel Corp.	161,252
26,200	Intersil Corp. - Class A	261,869
10,500	Microchip Technology Inc.	290,745
8,700	OSI Systems, Inc. (a)	257,346
8,500	Texas Instruments Inc.	195,755
		2,121,063
	Soap, Cleaning Compound & Toilet Preparation Manufacturing - 1.4%
8,100	Alberto-Culver Co.	251,505
2,100	Colgate-Palmolive Co.	155,064
		406,569
	Software Publishers - 2.4%
1,700	Adobe Systems, Inc. (a)	47,192
20,300	Microsoft Corp.	476,644
6,600	Oracle Corp.	144,408
		668,244
	Support Activities for Air Transportation - 1.6%
9,000	Grupo Aeroportuario del Pacifico SAB de CV - ADR (b)	255,600
4,400	Grupo Aeroportuario del Sureste SAB de CV - ADR (b)	182,732
		438,332
	Support Activities for Mining - 3.5%
9,400	Atwood Oceanics, Inc. (a)	235,752
11,000	Noble Corp. (b)	342,320
4,100	Oceaneering International, Inc. (a)	205,041
3,600	Schlumberger Ltd. (b)	191,988
		975,101
	Support Activities for Water Transportation - 0.4%
3,100	Tidewater Inc.	124,248

	Textiles, Apparel & Luxury Goods - 0.6%
2,600	Nike, Inc. - Class B	182,000

	Wholesale Electronic Markets & Agents & Brokers - 0.7%
5,000	Genuine Parts Co.	209,650

	Wired Telecommunications Carriers - 2.0%
6,000	America Movil SAB de C.V. - Series L - ADR (b)	279,780
5,300	China Mobile Ltd. - ADR (b)	271,996
		551,776

	TOTAL COMMON STOCKS (Cost $27,270,810)	27,332,114

	PREFERRED STOCKS - 2.4%
	Metal Ore Mining - 2.4%
28,000	Vale SA - ADR (b)	661,360

	TOTAL PREFERRED STOCKS (Cost $634,123)	661,360

	Total Investments (Cost $27,904,933) - 99.8%	27,993,474
	Other Assets in Excess of Liabilities - 0.2%	64,545
	TOTAL NET ASSETS - 100.0%	$28,058,019

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) - Non Income Producing
(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at August 31, 2010 was as follows*:

Cost of investments	$27,904,933
Gross unrealized appreciation	2,061,950
Gross unrealized depreciation	(1,973,409)
Net unrealized appreciation	$88,541

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2010

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	210,540	—	—	210,540
Architectural & Structural Metals Manufacturing	272,635	—	—	272,635
Basic Chemical Manufacturing	104,832	—	—	104,832
Beverage Manufacturing	979,439	—	—	979,439
Building Equipment Contractors	82,524	—	—	82,524
Building Material & Supplies Dealers	212,769	—	—	212,769
Clothing Stores	295,487	—	—	295,487
Commercial & Service Industry Machinery Manufacturing	106,366	—	—	106,366
Communications Equipment Manufacturing	698,040	—	—	698,040
Computer & Peripheral Equipment Manufacturing	1,683,303	—	—	1,683,303
Computer Systems Design & Related Services	637,339	—	—	637,339
Data Processing, Hosting & Related Services	111,969	—	—	111,969
Direct Selling Establishments	76,620	—	—	76,620
Drycleaning & Laundry Services	103,850	—	—	103,850
Electric Lighting Equipment Manufacturing	218,868	—	—	218,868
Electrical Equipment & Component Manufacturing	134,848	—	—	134,848
Electronic Shopping & Mail-Order Houses	149,796	—	—	149,796
Engine, Turbine & Power Transmission Equipment Manufacturing	309,024	—	—	309,024
Food Manufacturing	180,425	—	—	180,425
Footwear Manufacturing	265,335	—	—	265,335
Freight Transportation Arrangement	364,189	—	—	364,189
Fruit & Vegetable Preserving & Specialty Food Manufacturing	54,684	—	—	54,684
General Merchandise Stores	85,086	—	—	85,086
General Purpose Machinery Manufacturing	119,654	—	—	119,654
Health & Personal Care Stores	218,756	—	—	218,756
Health Care Equipment & Supplies	137,700	—	—	137,700
Heavy & Civil Engineering Construction	331,056	—	—	331,056
Home Furnishings Stores	104,313	—	—	104,313
Industrial Machinery Manufacturing	197,840	—	—	197,840
Information Services	450,020	—	—	450,020
Internet & Catalog Retail	69,720	—	—	69,720
Land Subdivision	130,032	—	—	130,032
Medical Equipment & Supplies Manufacturing	1,497,293	—	—	1,497,293
Metal Ore Mining	2,197,514	342,919	—	2,540,433
Miscellaneous Store Retailers	306,144	—	—	306,144
Motor Vehicle Parts Manufacturing	216,189	—	—	216,189
Navigational, Measuring, Electromedical & Control Instruments Manufacturing	495,153	—	—	495,153
Nonmetallic Mineral Mining & Quarrying	559,550	—	—	559,550
Office Administrative Services	400,729	—	—	400,729
Oil & Gas Extraction	1,604,594	—	—	1,604,594
Other Chemical Product & Preparation Manufacturing	172,333	—	—	172,333
Other Electrical Equipment & Component Manufacturing	129,352	—	—	129,352
Other General Purpose Machinery Manufacturing	553,085	—	—	553,085
Other Information Services	240,672	—	—	240,672
Other Schools & Instruction	295,770	—	—	295,770
Pesticide, Fertilizer & Other Agricultural Chemical Manufacturing	353,995	—	—	353,995
Petroleum & Coal Products Manufacturing	1,062,008	—	—	1,062,008
Pharmaceutical & Medicine Manufacturing	1,553,154	—	—	1,553,154
Residential Building Construction	53,237	—	—	53,237
Scientific Research & Development Services	524,381	—	—	524,381
Semiconductor & Other Electronic Component Manufacturing	2,121,063	—	—	2,121,063
Soap, Cleaning Compound & Toilet Preparation Manufacturing	406,569	—	—	406,569
Software Publishers	668,244	—	—	668,244
Support Activities for Air Transportation	438,332	—	—	438,332
Support Activities for Mining	975,101	—	—	975,101
Support Activities for Water Transportation	124,248	—	—	124,248
Textiles, Apparel & Luxury Goods	182,000	—	—	182,000
Wholesale Electronic Markets & Agents & Brokers	209,650	—	—	209,650
Wired Telecommunications Carriers	551,776	—	—	551,776
Preferred Stocks
Metal Ore Mining	661,360	—	—	661,360
Total*	27,650,555	342,919	—	27,993,474

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Derivatives and Hedging Activities at August 31, 2010

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities. The standard is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. The standard does not have any impact on the Fund's financial disclosures because the Fund has not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By    /s/ Bassam Osman
Bassam Osman, President

Date    10/14/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By    /s/ Bassam Osman
Bassam Osman, President

Date    10/14/2010

By    /s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date    10/14/2010